Finance leases	6 Months Ended
Jun. 30, 2018
Finance Leases [Abstract]
Finance leases
3.	Finance leases

On December 22, 2016 one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Seatrader
. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessel of $3.0 million was repaid in full on December 20, 2016. The finance lease is scheduled to expire in 2021 and includes a mandatory purchase obligation for Ardmore to repurchase the vessel, as well as a purchase option exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.

Effective May 30, 2017 two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Sealeader
and
Ardmore Sealifter

respectively.
This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessels of $20.1 million was repaid in full on May 30, 2017. The finance leases are scheduled to expire in 2023 and include purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore provided the purchasers with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount is included as a receivable within ‘Other non-current assets, net’ in the consolidated balance sheet, with the associated finance lease liability presented gross of the $2.9 million.

On January 23, 2018, ASC took delivery of the
Ardmore Sealancer.
On January 30, 2018 one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Sealancer
. This transaction was treated as a financing transaction
 for accounting purposes.
The finance lease is scheduled to expire in 2024 and includes purchase options exercisable by Ardmore. As part of the lease arrangement, Ardmore provided the purchaser with $1.4 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount has been offset against the finance lease liability in the consolidated balance sheet, with the associated finance lease liability presented net of the $1.4 million.

On June 26, 2018 two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the
Ardmore Endurance and Ardmore Enterprise

respectively.
This transaction was treated as a financing transaction
 for accounting purposes.
As part of this arrangement, the
 aggregate
senior debt outstanding on the vessels of $29.9 million was repaid in full on June 26, 2018. The finance leases are
scheduled to expire in 2025 and
include
a mandatory purchase obligation for Ardmore to repurchase the vessels
, as well as purchase options exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.

	As at
	Jun 30, 2018	Dec 31, 2017
Current portion of finance lease obligations	8,262,567	3,783,044
Current portion of deferred finance fees	(338,319)	(245,578)
Non-current portion of finance lease obligations	89,156,249	39,402,440
Non-current portion of deferred finance fees	(1,294,155)	(445,887)
Total finance lease obligations	95,786,342	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	92,906,342	39,614,019

The future minimum lease payments required under the finance leases as at June 30, 2018, were as follows:

As at
Jun 30, 2018
2018	6,970,424
2019	13,782,642
2020	13,636,900
2021	19,659,760
2022	11,887,620
2023	23,685,878
2024	11,723,438
2025	20,789,774
Total minimum lease payments	122,136,436
Less amounts representing interest and deferred finance fees	(26,350,094)
Net minimum lease payments	95,786,342
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum lease payments	92,906,342